Victory 500 Index Fund Investment Strategy - Victory 500 Index Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Index. This strategy may be changed upon 60 days’ prior written notice to shareholders.The Index is a market-cap weighted index that consists of the largest 500 companies within the VettaFi US Equity 3000 IndexSM (“Parent Index”). The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. In seeking to track the performance of the Index, the Fund attempts to allocate investments among stocks in approximately the same weightings as the Index, beginning with the stocks that make up the larger portion of the Index’s value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows. The Fund may exclude or remove any Index stock that it believes is illiquid or has been impaired by financial conditions or other extraordinary events.To the extent that the Index concentrates in the securities of a particular industry or group of industries, the Fund will similarly concentrate its investments. As of the date of this Prospectus, the Fund’s investments are not concentrated in any industry or group of industries, although the Fund’s investments are more focused in the information technology sector, consistent with the Index.